Post-employment benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [table]
DC pension	$ (29)	$ (26)	$ (68)	$ (64)
Capitalized benefit plans cost	13	16	26	33
Total post-employment benefit plans service cost	(48)	(59)	(106)	(128)
DB pension
Disclosure of defined benefit plans [table]
Current service cost	$ (32)	$ (49)	$ (64)	$ (97)